TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Current taxes	$ 6,792	$ 16,318	$ 10,119
Deferred taxes	7,051	(2,580)	217
Income tax expense	13,843	13,738	10,336
Domestic	9,892	9,646	6,395
Foreign	$ 3,951	$ 4,092	$ 3,941